Subsidiaries - Summary of Condensed Financial Information Of Major Subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Kookmin Bank
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 517,769,512		₩ 483,564,898
Liabilities	[1]	484,046,253		450,675,985
Equity	[1]	33,723,259		32,888,913
Operating revenue	[1],[2]	49,436,046		26,536,995
Profit (loss) for the year	[1]	2,996,015		2,590,764
Total comprehensive income (loss) for the year	[1]	₩ 1,856,632		₩ 3,265,921
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Securities Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[3]	₩ 53,824,246		₩ 55,493,985
Liabilities	[1],[3]	47,946,933		50,008,422
Equity	[1],[3]	5,877,313		5,485,563
Operating revenue	[1],[2],[3]	14,264,399		8,543,590
Profit (loss) for the year	[1],[3]	187,784		594,301
Total comprehensive income (loss) for the year	[1],[3]	₩ 263,605		₩ 628,112
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.
KB Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[3]	₩ 42,736,747		₩ 41,472,227
Liabilities	[1],[3]	39,397,167		37,328,954
Equity	[1],[3]	3,339,580		4,143,273
Operating revenue	[1],[2],[3]	14,959,264		14,131,278
Profit (loss) for the year	[1],[3]	557,680		301,836
Total comprehensive income (loss) for the year	[1],[3]	₩ (820,382)		₩ 107,240
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.
KB Kookmin Card Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 29,721,017		₩ 27,349,561
Liabilities	[1]	24,998,215		22,793,920
Equity	[1]	4,722,802		4,555,641
Operating revenue	[1],[2]	3,694,352		3,527,354
Profit (loss) for the year	[1]	378,592		418,898
Total comprehensive income (loss) for the year	[1]	₩ 412,208		₩ 442,873
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[3]	₩ 24,710,078	[1]	₩ 26,287,116
Liabilities	[3]	23,047,601	[1]	23,992,601
Equity	[3]	1,662,477	[1]	2,294,515
Operating revenue	[2],[3]	2,255,418	[1]	1,976,122
Profit (loss) for the year	[3]	250,308	[1]	336,198
Total comprehensive income (loss) for the year	[3]	₩ (532,038)	[1]	₩ 54,587
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.
KB Life Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 10,136,909		₩ 10,634,562
Liabilities		10,050,292		10,174,282
Equity		86,617		460,280
Operating revenue	[2]	2,907,001		2,259,301
Profit (loss) for the year		(64,045)		(46,595)
Total comprehensive income (loss) for the year		(422,048)		(121,847)
KB Asset Management Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	369,488		375,739
Liabilities	[1]	102,970		128,589
Equity	[1]	266,518		247,150
Operating revenue	[1],[2]	233,293		254,162
Profit (loss) for the year	[1]	59,345		79,899
Total comprehensive income (loss) for the year	[1]	₩ 59,367		₩ 79,071
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Capital Co.,Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[3]	₩ 16,053,026		₩ 14,529,427
Liabilities	[1],[3]	13,946,800		12,707,210
Equity	[1],[3]	2,106,226		1,822,217
Operating revenue	[1],[2],[3]	1,906,694		1,634,759
Profit (loss) for the year	[1],[3]	217,139		209,899
Total comprehensive income (loss) for the year	[1],[3]	₩ 209,808		₩ 209,719
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.
KB Savings Bank Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 3,138,543		₩ 2,601,134
Liabilities		2,854,549		2,339,037
Equity		283,994		262,097
Operating revenue	[2]	191,337		150,028
Profit (loss) for the year		21,814		18,932
Total comprehensive income (loss) for the year		21,897		22,526
KB Real Estate Trust Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		518,980		496,522
Liabilities		113,444		119,700
Equity		405,536		376,822
Operating revenue	[2]	152,686		168,373
Profit (loss) for the year		67,723		81,480
Total comprehensive income (loss) for the year		68,714		82,299
KB Investment Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	1,378,550		1,197,720
Liabilities	[1]	1,108,264		922,239
Equity	[1]	270,286		275,481
Operating revenue	[1],[2]	161,210		207,367
Profit (loss) for the year	[1]	4,807		55,338
Total comprehensive income (loss) for the year	[1]	₩ 4,805		₩ 55,340
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Data System Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 63,645		₩ 44,486
Liabilities	[1]	40,570		25,911
Equity	[1]	23,075		18,575
Operating revenue	[1],[2]	233,320		174,819
Profit (loss) for the year	[1]	3,162		467
Total comprehensive income (loss) for the year	[1]	₩ 4,546		₩ 1,105
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Credit Information Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 42,219		₩ 28,674
Liabilities		24,923		12,303
Equity		17,296		16,371
Operating revenue	[2]	36,469		39,909
Profit (loss) for the year		484		388
Total comprehensive income (loss) for the year		₩ 924		₩ 434

[1]	Financial information is based on its consolidated financial statements.
[2]	Operating revenue consists of interest income, fee and commission income, insurance income and others.
[3]	Includes fair value adjustments arising from the acquisition.